TRANSACTIONS WITH AFFILIATES - Narrative (Details) $ in Millions, R in Billions	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) extension	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) extension	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 25, 2024	Mar. 24, 2024	May 31, 2022 ZAR (R)
Related Party Transaction [Line Items]
Pension and OPEB mark-to-market adjustment			$ 7	$ (31)	$ (11)
Affiliates
Related Party Transaction [Line Items]
Notes payable | R								R 2.3
Pension and OPEB mark-to-market adjustment			7	(31)	(11)
Defined benefit plan, plan assets, other pension and OPEB net periodic costs (credits)	$ 9	$ 8
Affiliates | Retirement Plan and Other Postretirement Benefits Plan
Related Party Transaction [Line Items]
Defined benefit plan, plan assets, other pension and OPEB net periodic costs (credits)			$ 10	$ 8	$ (18)
Common Class B | MAIT
Related Party Transaction [Line Items]
Ownership percentage by parent						100.00%	100.00%
Parent Company | Common Class B
Related Party Transaction [Line Items]
Special purpose membership interest held, percentage of distributions			1	100
ME's | MAIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				17.00%
PN's | MAIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				25.00%
ATSI
Related Party Transaction [Line Items]
Number of additional successive periods | extension	10
Renewal term of lease yet to be commenced	50 years
MAIT
Related Party Transaction [Line Items]
Number of additional successive periods | extension			2
Renewal term of lease yet to be commenced	25 years		25 years
Additional successive term	24 years		24 years